Filed with the Securities and Exchange Commission on September 16, 2008

1933 Act Registration File No.   033-20158
                                                                                                                                          1940 Act File No. 811-05469

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 33	☒

WEXFORD TRUST
(Exact Name of Registrant as Specified in Charter)

5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8395
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (724) 935-5520 or 1-800-860-3863

Ronald H. Muhlenkamp
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8395
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 16, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wexford and the State of Pennsylvania on the 16th day of September, 2008.

WEXFORD TRUST

By:   /s/Ronald H. Muhlenkamp
Ronald H. Muhlenkamp
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 16th, 2008.

Signature	Title
Ronald H. Muhlenkamp*	President and Trustee
Ronald H. Muhlenkamp

Alfred E. Kraft*	Independent Trustee
Alfred E. Kraft

Terrence McElligott*	Independent Trustee
Terrence McElligott

/s/James S. Head          Vice President, Treasurer and Chief Compliance Officer
James S. Head
Attorney-in-Fact pursuant to Power of Attorney filed with the Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A with the SEC on December 15, 2004.

EXHIBIT INDEX

Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of Professionally Managed Portfolios. The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should continue to rely on the official version of the furnished documents and not rely on this information in making investment decisions.

Exhibit	Exhibit No.

XBRL – Instance Document	EX-100 INS
XBRL – Schema Document	EX-100-SCH
XBRL – Label Linkbase Document	EX-100 LAB
XBRL – Definition Linkbase Document	EX-100 DEF